Label	Element	Value
Nuveen Global Net Zero Transition ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Global Net Zero Transition ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek a favorable long-term total return, mainly through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide capital appreciation and, under normal market conditions, invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies that the sub‑adviser believes will have a positive impact on the carbon economy through their current and/or planned efforts to reduce global greenhouse gas emissions, which, in turn, will contribute to the overall transition to a net zero economy (“Net Zero Transition Companies”). The “carbon economy” refers to an economy based on low carbon energy sources with minimal greenhouse gas emissions, and “net zero” refers to the goal of either eliminating the production of greenhouse gas emissions or offsetting the production of greenhouse gas emissions with an equal reduction in greenhouse gas emissions. The goal of achieving a net zero carbon economy may be achieved through the decarbonization of economic activity, including, but not limited to, the elimination of high-carbon producing activities or the transition from high-carbon producing activities to activities that produce little to no carbon emissions. The Fund attempts to achieve its investment objective by investing in a diversified portfolio of global securities comprised of Net Zero Transition Companies, which include companies that (i) are following third-party validated carbon reduction plans, (ii) have publicly expressed their intentions to reduce carbon emissions, or (iii) employ disruptive technology with the intention of supporting climate change mitigation. When selecting Net Zero Transition Companies for inclusion in the Fund’s portfolio, the sub‑adviser conducts an analysis of each company’s balance sheet and considers various fundamental factors, such as a company’s return on capital and free cash flow.
The sub‑adviser will also monitor the decarbonization of the Net Zero Transition Companies in the Fund’s portfolio and determine, on an ongoing basis, based on the third-party data, public disclosure documents, and in some instances engagement, whether a company continues to qualify as a Net Zero Transition Company.
The Fund will not invest in companies that the sub‑adviser determines are involved in the following activities:
•	manufacturing of nuclear weapons, cluster munitions, land mines, incendiary devices, biological or chemical weapons, or depleted uranium munitions; or
•	civilian firearms manufacturing.
The Fund may use third-party data sources to determine if companies are involved in any of the above activities.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The portion of the Fund’s net assets invested in non‑U.S. securities floats day‑to‑day based on the portion of the Fund’s benchmark, the MSCI ACWI Index (“MSCI ACWI”), that is composed of non‑U.S. securities. Under normal market conditions, the Fund’s investment in non‑U.S. securities will be, at a minimum, equal to 80% of the MSCI ACWI’s non‑U.S. assets, calculated on a daily basis. If, however, market conditions are deemed unfavorable, the minimum portion of the Fund’s net assets invested in non‑U.S. securities will be reduced to 50% of the MSCI ACWI’s non‑U.S. assets. The Fund will invest in securities of issuers in at least three different countries (one of which may be the United States) and may invest up to 25% of its net assets in securities of companies located in emerging markets.
While the sub‑adviser will invest in Net Zero Transition Companies, it is not required to invest in every company that meets the associated criteria. Investing on the basis of carbon emissions criteria is qualitative and subjective by nature. There can be no assurance that every Fund investment will meet carbon emissions criteria, or will do so at all times, or that the carbon emissions criteria or any judgement exercised by the sub‑adviser will reflect the beliefs or values of any particular investor.
As of the date of this prospectus, a significant portion of the Fund’s assets is comprised of companies in the information technology sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257‑8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257‑8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/etf
Nuveen Global Net Zero Transition ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Nuveen Global Net Zero Transition ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nuveen Global Net Zero Transition ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk—The Fund’s sub‑adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub‑adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. In addition, the Fund’s goal of achieving a net zero greenhouse gas emissions portfolio in the aggregate by 2050 may conflict with the Fund’s primary objective of seeking favorable long-term total return, and there is no assurance that the Fund will be able to achieve its net zero goal if such a conflict exists.

Nuveen Global Net Zero Transition ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk—Changes in currency exchange rates will affect the value of non‑U.S. securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Nuveen Global Net Zero Transition ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub‑adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Nuveen Global Net Zero Transition ETF | Depositary Receipt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipt Risk—To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non‑U.S. securities, including risks associated with fluctuations in currency exchange rates as well as changes to the economic or political conditions in other countries. ADRs are depositary receipts issued by a U.S. financial institution that are listed and trade on a U.S. exchange. ADRs entitle their holder to all dividends and capital gains paid out on the underlying foreign shares. When the Fund invests in ADRs rather than investing directly in their underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with the return of the underlying foreign shares.

Nuveen Global Net Zero Transition ETF | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub‑adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Nuveen Global Net Zero Transition ETF | Equity Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Nuveen Global Net Zero Transition ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk—Non‑U.S. issuers or U.S. issuers with significant non‑U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

Nuveen Global Net Zero Transition ETF | Geographic Concentration Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Geographic Concentration Risk—To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region and/or the depositary receipts representing such securities, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies located in Europe, although this may change over time.

Nuveen Global Net Zero Transition ETF | Information Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.

Nuveen Global Net Zero Transition ETF | Large Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large‑Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.

Nuveen Global Net Zero Transition ETF | Market Trading Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market-at-market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In addition, the Fund’s underlying portfolio holdings trade on foreign exchanges that may be closed when the national securities exchange on which the Fund’s shares trade is open (and vice versa), which may result in larger differences between the Fund’s NAV and its market price than those experienced by ETFs that invest in domestic securities. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

Nuveen Global Net Zero Transition ETF | Mid Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid‑Cap Company Risk—Securities of mid‑cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Nuveen Global Net Zero Transition ETF | Net Zero Transition Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Net Zero Transition Companies Risk— Because the Fund will exclude securities of certain issuers for non‑financial reasons (i.e., companies that the sub‑adviser does not classify as Net Zero Transition Companies and companies involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not pursue a net zero carbon economy investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not employ such an investment strategy. In addition, there is a risk that the companies identified by the Fund’s investment strategy will not operate as expected with respect to the transition to a net zero economy and the reduction of global greenhouse gas emissions. Further, in selecting companies for inclusion in the Fund’s portfolio, the sub‑adviser may rely on information and data related to carbon intensity and carbon emissions provided by a third-party research firm, which could be incomplete or erroneous, which in turn could cause the sub‑adviser to assess a company’s net zero carbon economy characteristics incorrectly.

Nuveen Global Net Zero Transition ETF | Service Provider Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Nuveen Global Net Zero Transition ETF | Small Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small‑Cap Company Risk—Securities of small‑cap companies involve substantial risk. Prices of small‑cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations and lower liquidity, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small‑cap securities at the desired time and price.

Nuveen Global Net Zero Transition ETF | Nuveen Global Net Zero Transition ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701